Offerings	Sep. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2033
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 346,160,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,997.17
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.350% Senior Notes due 2033
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.